United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if amendment [X]; Amendment Number
This Amendment (Check only one.) [X] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas October 24, 2003
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     2475   157070 SH       SOLE                   157070
Advance PCS                    COM              00790K109     1914    42000 SH       SOLE                    42000
Alltel Corp                    COM              020039103     1720    37125 SH       SOLE                    37125
American Intl Group Inc        COM              026874107     1733    30035 SH       SOLE                    30035
Americas Car Mart              COM              03062t105      257     8600 SH       SOLE                     8600
Amgen Inc                      COM              031162100     2646    40986 SH       SOLE                    40986
Anadarko Pete Corp             COM              032511107      271     6500 SH       SOLE                     6500
Anheuser Busch Cos             COM              035229103      429     8700 SH       SOLE                     8700
Arkansas Best Freight          COM              040790107      390    14200 SH       SOLE                    14200
BJ Services                    COM              055482103     1993    58325 SH       SOLE                    58325
BP Amoco PLC ADR               COM              055622104      446    10604 SH       SOLE                    10604
Baldor Elec Co                 COM              057741100      258    12200 SH       SOLE                    12200
Bank of the Ozarks             COM              063904106      703    15800 SH       SOLE                    15800
Beverly Enterprises            COM              087851309       72    12200 SH       SOLE                    12200
Bristol Myers Squibb           COM              110122108      304    11835 SH       SOLE                    11835
Cardinal Health Inc            COM              14149Y108     2210    37850 SH       SOLE                    37850
Citigroup Inc.                 COM              172967101     3097    68050 SH       SOLE                    68050
Citizens Holding Co            COM              174715102      880    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      773    18000 SH       SOLE                    18000
Danaher Corp                   COM              235851102      266     3600 SH       SOLE                     3600
Deltic Timber                  COM              247850100      353    12200 SH       SOLE                    12200
Diebold Inc.                   COM              253651103     2396    47300 SH       SOLE                    47300
Dillard Dept Str A             COM              254063100      171    12200 SH       SOLE                    12200
EMC Corp.                      COM              268648102     2167   171607 SH       SOLE                   171607
Exxon Mobil Corp               COM              302290101     1215    33204 SH       SOLE                    33204
Federal National Mtg Assoc.    COM              313586109     2150    30630 SH       SOLE                    30630
First Data Corp.               COM              319963104     2596    64960 SH       SOLE                    64960
General Electric Co.           COM              369604103     3841   128855 SH       SOLE                   128855
Hunt J B Trans Svcs            COM              445658107      414    15800 SH       SOLE                    15800
Intel Corp.                    COM              458140100     2390    86886 SH       SOLE                    86886
International Business Machine COM              459200101     2692    30475 SH       SOLE                    30475
International Paper Co         COM              460146103      258     6600 SH       SOLE                     6600
Kohls Corp                     COM              500255104     1511    28250 SH       SOLE                    28250
L3 Communications              COM              502424104     2263    52325 SH       SOLE                    52325
Lowes Cos Inc                  COM              548661107     2792    53795 SH       SOLE                    53795
Microsoft Corp                 COM              594918104     1509    54300 SH       SOLE                    54300
Morgan St Dean Witter          COM              617446448     2183    43262 SH       SOLE                    43262
Murphy Oil Corp.               COM              626717102      990    16850 SH       SOLE                    16850
Oracle Corp                    COM              68389X105     1824   162607 SH       SOLE                   162607
Pam Transportation             COM              693149106      250    12200 SH       SOLE                    12200
Pepsico Inc                    COM              713448108     1502    32775 SH       SOLE                    32775
Pfizer Inc                     COM              717081103     3239   106628 SH       SOLE                   106628
Pitney Bowes Inc               COM              724479100      935    24400 SH       SOLE                    24400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     1944    32050 SH       SOLE                    32050
Regions Finl Corp              COM              758940100      220     6410 SH       SOLE                     6410
Schlumberger Ltd               COM              806857108     1964    40575 SH       SOLE                    40575
Scotts Companies               COM              810186106     1980    36200 SH       SOLE                    36200
Simmons First National         COM              828730200      421    18322 SH       SOLE                    18322
Southwest Airls Co             COM              844741108     1584    89510 SH       SOLE                    89510
Sun Microsystems Inc           COM              866810104       46    14000 SH       SOLE                    14000
Tellabs Inc                    COM              879664100      173    25450 SH       SOLE                    25450
Texas Instrs Inc               COM              882508104     2059    90323 SH       SOLE                    90323
Time Warner Inc                COM              887317105     1262    83540 SH       SOLE                    83540
Tyco Intl LTD New              COM              902124106     2066   101147 SH       SOLE                   101147
Tyson Foods Inc Cl A           COM              902494103      241    17035 SH       SOLE                    17035
USA Truck                      COM              902925106      143    12200 SH       SOLE                    12200
Union Pac Corp                 COM              907818108      227     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     2053    32175 SH       SOLE                    32175
United Technologies            COM              913017109      564     7296 SH       SOLE                     7296
Wal Mart Stores Inc            COM              931142103     7940   142169 SH       SOLE                   142169
Weyerhaeuser Co.               COM              962166104      210     3600 SH       SOLE                     3600
Whirlpool Corp                 COM              963320106      244     3600 SH       SOLE                     3600
Wyeth                          COM              983024100     2668    57875 SH       SOLE                    57875

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Tablle Value Total: $90,492
List of Other Included Managers:
No.		13F File Number		Name

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